2. GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Going Concern Details Narrative
Working capital deficiency			$ 1,963,044
Stockholders Deficit	$ 2,134,443		1,896,936	$ 1,225,682	$ 1,201,402
Net Cash Used In Operating Activities	$ 251,186	$ 206,505	$ 967,563	$ 904,559